Condensed Consolidated Statement of Changes in Shareholders' Deficit (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Oct. 30, 2012	$ 0	$ 269	$ 0	$ (269)
Balance (in shares) at Oct. 30, 2012		2,690,400
Issuance of common stock	0	1,900	0	(1,900)
Issuance of common stock (in shares)		19,000,006
Net loss	(1,437,793)		0	(1,437,793)
Balance at Dec. 31, 2012	(1,437,793)	2,169	0	(1,439,962)
Balance (in shares) at Dec. 31, 2012		21,690,406
Issuance of common stock for consulting fees	44,640	5	44,635	0
Issuance of common stock for consulting fees (in shares)		49,600
Stock based compensation	3,122,944		3,122,944	0
Issuance of common stock warrants	806,428		806,428	0
Net loss	(7,589,404)		0	(7,589,404)
Balance at Dec. 31, 2013	(5,053,185)	2,174	3,974,007	(9,029,366)
Balance (in shares) at Dec. 31, 2013		21,740,006
Conversion of Series A preferred stock to common stock	304,550	35	304,515	0
Conversion of Series A preferred stock to common stock (in shares)		348,000
Issuance of common stock for consulting fees	25,000	4	24,996
Issuance of common stock for consulting fees (in shares)	25,000	43,860
Stock based compensation	930,873	0	930,873	0
Net loss	(6,859,017)	0	0	(6,859,017)
Balance at Sep. 30, 2014	$ (10,651,779)	$ 2,213	$ 5,234,391	$ (15,888,383)
Balance (in shares) at Sep. 30, 2014		22,131,866